EARNINGS (LOSS) PER SHARE (Details - Antidilutive Shares) - shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	326,351,314	287,019,653
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	2,868,397	2,868,397
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	322,132,917	276,882,256
Vested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	0	2,869,000
Unvested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	1,200,000	4,400,000
Vested Shares Consultant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common stock equivalents	150,000	0